Transactions with Related Parties - Balance Sheet (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Due to related party	$ (49,220)	$ (12,717)
Due to an affiliate company	(78,306)	0
Due to related party - Total	(127,526)	(12,717)
Due from related party	39,495	38,221
Advances for drillships under construction for the year/period	0	623,984
Drilling rigs, drillships, machinery and equipment, net, for the year/period	0	6,259,747
Accounts payables and other liabilities - Deposits for vessel sales	14,031	97,608
Cardiff Tankers Inc.
Due to related party	(220)	(266)
Fabiana Services S.A
Due to related party	0	(1,000)
Vivid Finance Limited
Due to related party	0	(164)
Cardiff Drilling Inc.
Due to related party	0	(4,287)
Advances for drillships under construction for the year/period	0	1,546
Drilling rigs, drillships, machinery and equipment, net, for the year/period	0	2,885
Azara Services S.A.
Due to related party	0	(4,000)
Basset Holdings Inc.
Due to related party	0	(3,000)
TMS Bulkers Ltd.
Due from related party	28,395	28,318
TMS Tankers Ltd.
Due from related party	11,100	9,903
TMS Bulkers Ltd./ TMS Tankers Ltd.
Vessels, net for the year/period	0	530
Related Party
Due to related party - Deposits for vessel sales	(49,000)	0
Ocean Rig UDW Inc.
Due to an affiliate company	$ (78,306)	$ 0